As filed with the Securities and Exchange Commission on February 28, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914 - 7363
Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Item 1. Schedule of Investments.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 95.5%
Aerospace & Defense - 3.2%
76,156	B/E Aerospace, Inc.	$4,583,829
28,266	Cubic Corp.	1,355,355
53,381	Hexcel Corp.	2,745,919
		8,685,103
Airlines - 1.2%
55,942	Spirit Airlines, Inc. *	3,236,804

Banks - 3.3%
72,442	Bank of the Ozarks, Inc.	3,809,725
26,078	Webster Financial Corp.	1,415,514
74,589	Western Alliance Bancorp *	3,633,230
		8,858,469
Building Products - 2.3%
28,909	Apogee Enterprises, Inc.	1,548,366
89,694	Continental Building Products, Inc. *	2,071,931
35,567	Patrick Industries, Inc. *	2,713,762
		6,334,059
Commercial Services & Supplies - 2.5%
164,880	Casella Waste Systems, Inc. *	2,046,161
68,661	Ritchie Bros. Auctioneers, Inc.	2,334,474
31,897	Waste Connections, Inc.	2,506,785
		6,887,420
Communications Equipment - 1.3%
50,929	Lumentum Holdings, Inc. *	1,968,406
179,691	Oclaro, Inc. *	1,608,234
		3,576,640
Construction & Engineering - 7.0%
71,125	Dycom Industries, Inc. *	5,710,626
44,168	EMCOR Group, Inc.	3,125,328
109,356	MasTec, Inc. *	4,182,867
45,171	MYR Group, Inc. *	1,702,043
125,716	Quanta Services, Inc. *	4,381,203
		19,102,067
Construction Materials - 3.4%
38,657	Eagle Materials, Inc.	3,808,874
227,401	Headwaters, Inc. *	5,348,472
		9,157,346
Consumer Finance - 0.7%
50,941	PRA Group, Inc. *	1,991,793

Diversified Consumer Services - 2.2%
38,009	Bright Horizons Family Solutions, Inc. *	2,661,390
109,064	DeVry Education Group, Inc.	3,402,797
		6,064,187

Diversified Telecommunication Services - 1.7%
144,198	Zayo Group Holdings, Inc. *	4,738,346

Electrical Equipment - 0.7%
7,981	Acuity Brands, Inc.	1,842,494

Electronic Equipment, Instruments & Components - 2.2%
68,705	Fabrinet *	2,768,811
21,623	Littelfuse, Inc.	3,281,723
		6,050,534
Energy Equipment & Services - 2.9%
17,281	Core Laboratories NV	2,074,411
52,324	Patterson-UTI Energy, Inc.	1,408,562
93,479	TETRA Technologies, Inc. *	469,265
32,786	U.S. Silica Holdings, Inc.	1,858,310
76,006	Unit Corp. *	2,042,281
		7,852,829
Food & Staples Retailing - 1.7%
38,585	Casey’s General Stores, Inc.	4,586,985

Health Care Providers & Services - 6.0%
62,397	Acadia Healthcare Co, Inc. *	2,065,341
83,897	Amedisys, Inc. *	3,576,529
37,913	Envision Healthcare Corp. *	2,399,514
149,389	HMS Holdings Corp. *	2,712,904
82,342	VCA, Inc. *	5,652,778
		16,407,066
Health Care Technology - 3.8%
28,806	Cotiviti Holdings, Inc. *	990,926
72,441	Evolent Health, Inc. *	1,072,127
79,745	Omnicell, Inc. *	2,703,355
138,615	Veeva Systems, Inc. *	5,641,631
		10,408,039
Hotels, Restaurants & Leisure - 4.0%
33,917	Chuy’s Holdings, Inc. *	1,100,607
229,997	Del Taco Restaurants, Inc. *	3,247,558
55,319	Kona Grill, Inc. *	694,253
171,098	Penn National Gaming, Inc. *	2,359,441
71,374	Texas Roadhouse, Inc.	3,443,082
		10,844,941
Household Durables - 1.3%
34,294	Cavco Industries, Inc. *	3,424,256

Insurance - 3.1%
51,300	Amerisafe, Inc.	3,198,555
154,188	Kinsale Capital Group, Inc.	5,243,934
		8,442,489
IT Services - 7.7%
150,380	Acxiom Corp. *	4,030,184
106,374	Booz Allen Hamilton Holding Corp. - Class A	3,836,910
90,668	Cardtronics Plc *	4,947,753
37,801	MAXIMUS, Inc.	2,108,918
32,450	WEX, Inc. *	3,621,420

87,679	WNS Holdings Ltd - ADR*	2,415,556
		20,960,741
Life Sciences Tools & Services - 4.0%
19,863	Bio-Rad Laboratories, Inc. *	3,620,628
20,740	Charles River Laboratories International, Inc. *	1,580,181
35,506	ICON Plc *	2,670,051
53,736	PRA Health Sciences, Inc. *	2,961,928
		10,832,788
Machinery - 3.3%
54,258	John Bean Technologies Corp.	4,663,475
117,691	Manitowoc Foodservice, Inc. *	2,274,967
16,100	Middleby Corp. *	2,073,841
		9,012,283
Oil, Gas & Consumable Fuels - 1.5%
113,327	Delek US Holdings, Inc.	2,727,781
52,784	Matador Resources Co. *	1,359,716
		4,087,497
Pharmaceuticals - 0.8%
28,878	Heska Corp. *	2,067,665

Professional Services - 1.7%
30,168	CEB, Inc.	1,828,181
61,478	On Assignment, Inc. *	2,714,868
		4,543,049
Road & Rail - 0.9%
36,819	Genesee & Wyoming, Inc. *	2,555,607

Semiconductors & Semiconductor Equipment - 12.2%
38,434	CEVA, Inc. *	1,289,461
392,044	FormFactor, Inc. *	4,390,893
49,485	Inphi Corp. *	2,208,021
41,307	Integrated Device Technology, Inc. *	973,193
76,314	Microsemi Corp. *	4,118,666
71,459	Power Integrations, Inc.	4,848,493
59,688	Qorvo, Inc. *	3,147,348
441,028	Tower Semiconductor Ltd. *	8,392,763
156,512	Ultratech, Inc. *	3,753,158
		33,121,996
Software - 7.7%
49,098	CommVault Systems, Inc. *	2,523,637
38,139	NICE-Systems Ltd. - ADR	2,622,438
81,989	PTC, Inc. *	3,793,631
137,325	RealPage, Inc. *	4,119,750
124,646	Take-Two Interactive Software, Inc. *	6,143,801
85,998	Talend S.A. - ADR*	1,909,156
		21,112,413
Specialty Retail - 0.5%
37,130	Five Below, Inc. *	1,483,715

Textiles, Apparel & Luxury Goods - 0.7%
34,418	Columbia Sportswear Co.	2,006,569

TOTAL COMMON STOCKS
(Cost $209,437,299)		260,276,190

EXCHANGE-TRADED FUNDS: 0.9%
42,583	SPDR Series Trust S&P Biotech	2,520,488
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,484,841)		2,520,488

REAL ESTATE INVESTMENT TRUSTS - 0.6%
38,804	CyrusOne, Inc.	1,735,703
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $1,853,550)		1,735,703

SHORT-TERM INVESTMENTS - 4.1%
Money Market Funds - 4.1%
11,128,903	Invesco Short-Term Investments Trust Government TaxAdvantage Portfolio - Institutional Class, 0.240%(1)	11,128,903
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,128,903)		11,128,903

TOTAL INVESTMENTS IN SECURITIES - 101.1%
(Cost $224,904,593)		275,661,284
Liabilities in Excess of Other Assets - (1.1)%		(3,077,512)
TOTAL NET ASSETS - 100.0%		$272,583,772

*	Non-income producing security.
ADR	American Depositary Receipt
(1)	Seven-day yield as of December 31, 2016.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

	Cost of investments	$224,904,593
	Gross unrealized appreciation	54,763,241
	Gross unrealized depreciation	(4,006,550)
	Net unrealized appreciation	$50,756,691

+Because tax adjustments are calculated annually at the end of the TCM Small Cap Fund’s (the “Fund”) fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

TCM SMALL CAP GROWTH FUND
Summary of Fair Value Exposure at December 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$260,276,190	$–	$–	$260,276,190
Exchange-Traded Funds	2,520,488	–	–	2,520,488
Real Estate Investment Trusts	1,735,703	–	–	1,735,703
Short-Term Investments	11,128,903	–	–	11,128,903
Total Investments	$275,661,284	$–	$–	$275,661,284

It is the Fund’s policy to recognize transfers between level at the end of the Fund’s reporting period. The Fund did not record any transfers into or out of Levels 1 or 2 for the period ended December 31, 2016.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*        /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date         February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date         February 27, 2017

By (Signature and Title)*         /s/ Aaron Perkovich
 Aaron Perkovich, Treasurer/Principal Financial Officer

Date         February 27, 2017

* Print the name and title of each signing officer under his or her signature.